ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	$ 30,221	$ 63,154	$ 11,875	$ 14,142
Total current assets	110,830	104,478
Property and equipment, net	63,644	32,572
Acquired intangible assets, net	17,530	4,480
TOTAL ASSETS	250,226	165,361
Deferred revenues	29,523	24,578
Total current liabilities	103,442	73,924
TOTAL LIABILITIES	108,848	74,548
Net revenues	202,304	133,871	93,713
Net income	21,926	12,449	10,392
Net cash provided by operating activities	34,303	16,314	14,005
Net cash used in investing activities	(96,714)	(16,058)	(15,706)
Net cash (used in)/ provided by financing activities	29,342	50,824	(1,161)
Net revenues from VIE entities as a percentage of consolidated net revenues	84.10%	84.80%	86.00%
Assets from VIE entities as a percentage of consolidated total assets	71.40%	55.10%
Liabilities from VIE entities as a percentage of consolidated total liabilities	82.60%	77.90%
VIE entities
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	11,326	13,308
Account receivable and other current assets	54,508	34,789
Total current assets	65,834	48,097
Property and equipment, net	60,325	31,511
Acquired intangible assets, net	14,070	4,475
Other noncurrent assets	38,466	7,069
Total non-current assets	112,861	43,055
TOTAL ASSETS	178,695	91,152
Deferred revenues	22,234	19,183
Account payable and other current liabilities	62,837	38,264
Total current liabilities	85,071	57,447
Total non-current liabilities	4,857	608
TOTAL LIABILITIES	89,928	58,055
Net revenues	170,226	113,506	80,563
Net income	20,948	11,728	9,772
Net cash provided by operating activities	18,327	14,978	13,310
Net cash used in investing activities	(29,304)	(15,944)	(12,867)
Net cash (used in)/ provided by financing activities	$ 8,995	$ 3,824	$ (2,043)